Income Tax (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax - Tax Expense Attributable To Earnings Details 6
Income before income taxes	$ 4	$ 3,395	$ 3,181
Income tax expense on pretax income at statutory rate	(1)	(560)	(525)
Effect of different tax rates of subsidiary operating in other jurisdictions	128	(52)	(95)
Profit not subject to income tax	61	472	387
Expenses not deductible for income tax purposes	(167)	(686)	(255)
(Decrease) / increase in valuation	337	(189)	0
Under provision of prior year	0	5	0
Utilization of tax losses recognized/(tax losses recognized)	(358)	410	178
Total income tax credit / (expense)	$ 0	$ (600)	$ (310)